OTHER PAYABLES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Aug. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
OTHER PAYABLES AND OTHER LIABILITIES
Accrued advertising expenses		¥ 190,465		¥ 305,217
Tax payables		74,832		77,862
Accrued service fee for IT and office support		65,900		114,762
Deposits		48,892		55,770
Accrued service fee for transaction support		45,177		80,740
Interest payable		45,014		39,280
Accrued salaries and benefits		32,724		46,991
Contract liabilities		5,964		9,121
Accrued legal proceedings and litigations		3,264		17,812
Others		39,998		40,748
Other payables and accruals		552,230	$ 85,705	¥ 788,303
Other non-current liabilities
Advertising expense payables (i)		103,774
Long-term debt (Note 12)		939,734
Other Liabilities, Noncurrent, Total		1,043,508	$ 161,949
Amount due to the supplier		206,100
Amount of contractual payment waived		56,100
Amount of contractual payment to be made on December 31, 2022		50,000
Amount settled recorded as other operating income	¥ 6,200
Amount of other payables and other current liabilities waived		¥ 9,800